Shareholder Report, Line Graph (Details) W90000000099380A_The DFA Short Term Investment Fund_Single_TSR Annual {Single} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
The DFA Short Term Investment Fund
Account Value [Line Items]
Line Graph and Table Measure Name											The DFA Short Term Investment Fund – NAV
Accumulated Value	$ 11,931	$ 11,307	$ 10,757	$ 10,652	$ 10,646	$ 10,564	$ 10,316	$ 10,137	$ 10,042	$ 10,000	$ 12,473
FTSE 1 Month Treasury Bill [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE 1 Month Treasury Bill
Accumulated Value	$ 11,784	$ 11,169	$ 10,653	$ 10,563	$ 10,559	$ 10,484	$ 10,247	$ 10,084	$ 10,018	$ 10,000	$ 12,311